Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

NOTE 17: STOCK-BASED COMPENSATION

Under the Atmus 2022 Omnibus Incentive Plan, Atmus is authorized to issue a maximum of $7.5 million shares of common stock to Atmus employees and non-employee directors.

Restricted Stock Units and Performance Share Units

Atmus recorded compensation expense related to RSUs and PSUs of $5.5 million during the year ended December 31, 2023 and zero during the years ended December 31, 2022 and 2021, respectively. The unamortized compensation expense related to Atmus RSUs and PSUs was $16.1 million and is expected to be recognized over a weighted-average period of 2.4 years.

Atmus’ RSU and PSU activity is reflected below:

			Weighted-Average	Weighted-Average
	Number of		Fair Value Per	Aggregate Fair
	Shares	Grant Date	Share	Value
Balance at January 1, 2023	—		$—
Granted	763,480	Various	28.34	$21.6	million
Vested	—		—
Forfeited	—		—
Balance at December 31, 2023	763,480		28.34